Derviative Financial Liabilities (Details) - Schedule of Movement on the Earn-out shares $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Movement on the Earn-out shares [Abstract]]
Fair value of Earn-out shares at December 31, 2022	$ 13,800
Change in fair value	2,840
Fair value of Earn-out shares at June 30, 2023	$ 16,640